Lease liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Lease liabilities	Lease liabilities

	2023	2022
Lease liabilities
Non-current	325,569	283,549
Current	52,941	54,431
	378,510	337,980
The maturity of the Group’s lease liabilities is as follows:

	2023	2022
Less than 1 year	52,941	54,431
Between 1 and 2 years	66,474	61,931
Between 2 and 3 years	61,398	50,839
Between 3 and 4 years	47,677	41,781
Between 4 and 5 years	39,254	31,231
More than 5 years	110,766	97,767
	378,510	337,980

Changes in the Group’s lease liabilities, net in 2023 and 2022 were as follows:

	Agricultural "partnerships"	Others	Total
Amount at the beginning of the year 2022	222,013	24,841	246,854
Exchange differences	10,230	4,433	14,663
Additions and re-measurement	143,952	9,898	153,850
Disposal	(3,277)	(2,644)	(5,921)
Payments	(89,806)	(12,773)	(102,579)
Finance cost related to lease liabilities	28,954	2,159	31,113
Closing net book amount	312,066	25,914	337,980

Amount at the beginning of the year 2023	312,066	25,914	337,980
Exchange differences	17,062	1,151	18,213
Additions and re-measurement	96,294	5,061	101,355
Disposal	(908)	—	(908)
Payments	(104,261)	(14,072)	(118,333)
Finance cost related to lease liabilities	36,906	3,297	40,203
Closing net book amount	357,159	21,351	378,510